SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2025
SUBSEQUENT EVENT
SUBSEQUENT EVENT

NOTE 15 – SUBSEQUENT EVENT

On June 23, 2025, the Board of Directors of the Company approved a resolution to commence the voluntary dissolution of two subsidiaries in connection with the termination and deconsolidation of the VIE structure: Mingda Beijing and MDJM Hong Kong. These entities did not engage in any material business activities other than their role in maintaining the VIE structure. As of the date of this report, the dissolution process of MDJM Hong Kong is ongoing.

On August 25, 2025, Mingda Beijing was officially dissolved.